INTANGIBLE ASSETS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	₺ 1,393,672	₺ 667,974
Balance at end of year	1,853,586	1,393,672
Collateral, pledge or mortgage on intangible assets	0	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	2,909,684	1,822,524
Additions	1,039,951	1,085,896
Disposals	(868)
Acquisition of subsidiary		1,264
Balance at end of year	3,948,767	2,909,684
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(1,516,012)	(1,154,550)
Additions	(579,883)	(361,462)
Disposals	714
Balance at end of year	(2,095,181)	(1,516,012)
Software and rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	700,864	582,449
Additions	128,758	109,548
Disposals	(868)
Transfer	6,631	7,888
Acquisition of subsidiary		979
Balance at end of year	835,385	700,864
Software and rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(535,472)	(502,137)
Additions	(65,399)	(33,335)
Disposals	714
Balance at end of year	(600,157)	(535,472)
Website development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Personnel bonus provision related to direct employee costs capitalized	69,881	46,356
Website development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	2,199,783	1,233,016
Additions	907,149	966,767
Balance at end of year	3,106,932	2,199,783
Website development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(980,540)	(652,413)
Additions	(514,484)	(328,127)
Balance at end of year	(1,495,024)	(980,540)
Projects under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	114,448
Balance at end of year	208,892	114,448
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	285
Acquisition of subsidiary		285
Balance at end of year	285	285
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	8,752	7,059
Additions	4,044	9,581
Transfer	(6,631)	(7,888)
Balance at end of year	₺ 6,165	₺ 8,752